Long-Term Debt (Details) - Southland Holdings [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Secured notes	$ 177,914	$ 215,622
Mortgage notes	901	1,089
Revolving credit facility	95,000	20,000
Equipment notes	31	540
Total debt	273,846	237,251
Unamortized deferred financing costs	(246)	(321)
Total debt, net	273,600	236,930
Current portion	46,322	41,333
Total long-term debt	$ 227,278	$ 195,597